INCOME TAXES (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future provision (recovery):
Changes in tax value of assets from book value	(4,205,000)	(4,707,000)	3,566,000
Impairment recovery relating to loans receivable from MEC			5,605,000
Other	(922,000)	1,180,000	1,483,000
Future income tax provision (recovery)	(5,127,000)	(3,527,000)	10,654,000
Future tax assets
Tax value of assets in excess of book value	3,924,000	1,292,000
Future tax liabilities
Book value of assets in excess of tax value	24,083,000	25,802,000
Other	3,543,000	4,422,000
Future tax liabilities	27,626,000	30,224,000
Net cash payments of income taxes	29,300,000	15,100,000	10,400,000
Tax resulting from internal amalgamation		(12,892,000)	12,892,000
Accrued interest and penalties included in unrecognized income tax benefits	900,000	700,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits balance at the beginning of the period	10,885,000	10,388,000	8,704,000
Increases (decreases) for tax positions of prior years	598,000	(247,000)
Increases for tax positions of current year	1,782,000	826,000	2,081,000
Foreign currency impact	(82,000)	(82,000)	(397,000)
Unrecognized tax benefits balance at the end of the period	13,183,000	10,885,000	10,388,000
Estimated decrease in amount of gross unrecognized tax benefits in next 12 months, minimum	3,600,000
Estimated decrease in amount of gross unrecognized tax benefits in next 12 months, maximum	4,900,000
Estimated decrease in amount of gross unrecognized tax benefits in next 12 months		300,000
Interest and penalties recorded as part of the provision for income taxes in the consolidated statements of income (loss)	100,000
Capital loss carry forwards	594,000,000
Foreign Investment in Real Property Tax Act losses	513,500,000